Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt		€ 119,390
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	€ 71,414	72,656
Floating rate	11,196	9,028
Other Long-Term Debt by Contractual Maturity	20,578	26,394
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,626	11,163
Floating rate	0	0
Other Long-Term Debt by Contractual Maturity	85	€ 149
Long-term debt	114,899
Payments due within 1 year [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14,134
Floating rate	2,058
Other Long-Term Debt by Contractual Maturity	1,554
Payments due within 1 year [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,883
Floating rate	0
Other Long-Term Debt by Contractual Maturity	0
Long-term debt	20,628
Payments due between 1 and 2 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,514
Floating rate	1,442
Other Long-Term Debt by Contractual Maturity	1,545
Payments due between 1 and 2 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,000
Floating rate	0
Other Long-Term Debt by Contractual Maturity	42
Long-term debt	18,543
Payments due between 2 and 3 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,286
Floating rate	2,768
Other Long-Term Debt by Contractual Maturity	881
Payments due between 2 and 3 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,436
Floating rate	0
Other Long-Term Debt by Contractual Maturity	20
Long-term debt	18,391
Payments due between 3 and 4 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,531
Floating rate	823
Other Long-Term Debt by Contractual Maturity	1,469
Payments due between 3 and 4 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other Long-Term Debt by Contractual Maturity	0
Long-term debt	11,823
Payments due between 4 and 5 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,493
Floating rate	494
Other Long-Term Debt by Contractual Maturity	939
Payments due between 4 and 5 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other Long-Term Debt by Contractual Maturity	0
Long-term debt	11,926
Due after 5 years [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,456
Floating rate	3,611
Other Long-Term Debt by Contractual Maturity	14,190
Due after 5 years [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,307
Floating rate	0
Other Long-Term Debt by Contractual Maturity	22
Long-term debt	€ 33,587